CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Total revenues	¥ 1,006,071	$ 137,831	¥ 1,069,413	¥ 989,675
Cost of promotion and acquisition	573,146	78,521	729,120	693,272
Cost of operation	64,911	8,893	66,874	83,995
Research and development expenses	77,938	10,677	94,717	113,965
Recommendation services
Total revenues	698,056	95,633	744,427	731,742
Digital intelligence as a service
Total revenues	85,039	$ 11,650	86,108	96,917
Related Party
Cost of promotion and acquisition	4,903		368	207
Cost of operation	549		1,069	386
Research and development expenses	225		548	871
Related Party | Recommendation services
Total revenues	4,916		1,134	903
Related Party | Digital intelligence as a service
Total revenues	¥ 263		¥ 2,136	¥ 4,803